RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	DKK 2,670	DKK 6,800
Income/(charge) to the Income statement	(413)	(4,083)
Income/(charge) to Other comprehensive income	(1,043)	296
Income/(charge) to Equity	17	(355)
Effect of exchange rate adjustment	(136)	12
Net deferred tax asset/(liability) at 31 December	1,095	2,670
Deferred tax asset at 31 December	1,941	2,683
Deferred tax liability at 31 December	(846)	(13)
Charge to Equity related to current tax	1	440
Net charge to Equity	18	85
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(966)	(765)
Income/(charge) to the Income statement	61	(188)
Income/(charge) to Other comprehensive income	0	0
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	37	(13)
Net deferred tax asset/(liability) at 31 December	(868)	(966)
Deferred tax asset at 31 December	237	183
Deferred tax liability at 31 December	(1,105)	(1,149)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(359)	(337)
Income/(charge) to the Income statement	(132)	(23)
Income/(charge) to Other comprehensive income	0	0
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	(9)	1
Net deferred tax asset/(liability) at 31 December	(500)	(359)
Deferred tax asset at 31 December	57	96
Deferred tax liability at 31 December	(557)	(455)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	1,176	3,593
Income/(charge) to the Income statement	(192)	(2,390)
Income/(charge) to Other comprehensive income	(151)	(27)
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	0	0
Net deferred tax asset/(liability) at 31 December	833	1,176
Deferred tax asset at 31 December	2,194	2,400
Deferred tax liability at 31 December	(1,361)	(1,224)
Before Offset with countries | Provisions and other liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	2,005	2,559
Income/(charge) to the Income statement	(182)	(632)
Income/(charge) to Other comprehensive income	(26)	54
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	(139)	24
Net deferred tax asset/(liability) at 31 December	1,658	2,005
Deferred tax asset at 31 December	1,748	2,081
Deferred tax liability at 31 December	(90)	(76)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	814	1,750
Income/(charge) to the Income statement	32	(850)
Income/(charge) to Other comprehensive income	(866)	269
Income/(charge) to Equity	17	(355)
Effect of exchange rate adjustment	(25)	0
Net deferred tax asset/(liability) at 31 December	(28)	814
Deferred tax asset at 31 December	318	930
Deferred tax liability at 31 December	(346)	(116)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Income/(charge) to the Income statement
Income/(charge) to Other comprehensive income
Income/(charge) to Equity
Effect of exchange rate adjustment
Net deferred tax asset/(liability) at 31 December	0	0
Deferred tax asset at 31 December	(2,613)	(3,007)
Deferred tax liability at 31 December	DKK 2,613	DKK 3,007